Accounting Considerations relating to the Transaction (Details)								12 Months Ended
	Dec. 14, 2022 EUR (€) shares	Dec. 14, 2022 $ / shares shares	Dec. 13, 2022 EUR (€)	Dec. 12, 2022 shares	Nov. 22, 2022 shares	Jan. 27, 2022 EUR (€) € / shares shares	Jan. 27, 2022 EUR (€) $ / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2021 EUR (€) shares	Dec. 29, 2022 shares
Disclosure of detailed information about business combination [line items]
Shares conversion ratio						8.51
Number of shares issued (in shares) | shares	5,332,141	5,332,141						0	31,475,691	25,454,969	263,607
Exercise price (dollars per share) | € / shares								€ 4,300,000	€ 3.2
Issued capital								€ 289,753,000	€ 289,753,000
Net identifiable assets (liabilities) acquired								(64,646,000)
Net cash acquired with the subsidiaries € '000s								8,278,000
Purchase consideration transferred								23,320,000
Share listing expense								€ 0	126,252,000	€ 0
Transaction costs									€ 22,969,000	€ 7,107,000
Share buy-back during the year (in shares) | shares								775,501	24,993,271	5,886,567
Payments to acquire or redeem entity's shares								€ 2,632,000	€ 224,322,000	€ 10,731,000
Public warrants tendered to the company (shares) | shares	21,328,401			21,328,401
Percentage of public warrants tendered				95.00%
Shares issued in exchange for public warrants									16,411,000
Foreign exchange on revaluation of warrants and earnout liabilities								0	(25,047,000)	0
Fair value of option						50,969,088	50,969,088
Initial recognition of earnout liability						€ 250,000,000			(249,955,000)
Change in fair value of earnout liability								€ 0	€ 237,354,000	€ 0
Public warrants
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares								5,595,748	5,595,748	0
Equity attributable to the owners of parent
Disclosure of detailed information about business combination [line items]
Shares issued in exchange for public warrants								€ 16,400,000	€ 16,411,000
Initial recognition of earnout liability									(249,955,000)
Sports Entertainment Acquisition Corp. (SEAC)
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares						31,475,691	31,475,691
Exercise price (dollars per share) | (per share)						€ 7.19	$ 8.14
Issued capital						€ 226,400,000	$ 226,400,000
Net identifiable assets (liabilities) acquired						146,200,000	146,200,000
Net cash acquired with the subsidiaries € '000s						170,600,000	170,600,000
Purchase consideration transferred						272,800,000	$ 272,800,000
Share listing expense						€ 126,300,000
Transaction costs									24,500,000	€ 7,100,000
Business combination transaction costs expensed									23,000,000
Share issue related cost									1,500,000
Public warrants
Disclosure of detailed information about business combination [line items]
Decrease through derecognition	€ (19,800,000)
Public warrants | Issued capital
Disclosure of detailed information about business combination [line items]
Shares issued in exchange for public warrants									16,411,000
Public warrants | Sports Entertainment Acquisition Corp. (SEAC)
Disclosure of detailed information about business combination [line items]
Exercise price (dollars per share) | (per share)						€ 1.44	$ 1.63
Issued capital						€ 32,300,000	$ 32,300,000
Private warrants
Disclosure of detailed information about business combination [line items]
Decrease through derecognition	€ (14,700,000)
Private warrants | Issued capital
Disclosure of detailed information about business combination [line items]
Shares issued in exchange for public warrants			€ 700,000
Private warrants | Sports Entertainment Acquisition Corp. (SEAC)
Disclosure of detailed information about business combination [line items]
Issued capital						€ 14,100,000	$ 14,100,000
Ordinary shares
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares	5,332,141	5,332,141									263,607
Shares per warrant (shares) | shares				0.225	0.225	0.25
Ordinary shares | Sports Entertainment Acquisition Corp. (SEAC)
Disclosure of detailed information about business combination [line items]
Exercise price (dollars per share) | $ / shares		$ 3.13					$ 11.50
Warrant
Disclosure of detailed information about business combination [line items]
Foreign exchange on revaluation of warrants and earnout liabilities	€ 5,200,000
Earnout Shares
Disclosure of detailed information about business combination [line items]
Foreign exchange on revaluation of warrants and earnout liabilities	€ 19,900,000
Earnout Shares | Issued capital
Disclosure of detailed information about business combination [line items]
Shares issued in exchange for public warrants			€ 32,500,000
Super Group (SGHC) Limited
Disclosure of detailed information about business combination [line items]
Exercise price (dollars per share) | (per share)						€ 8.9	$ 10
Payments to acquire or redeem entity's shares						€ 222,300,000
Payments related to the repurchased shares									224,322,000
Super Group (SGHC) Limited | Interest-bearing loans and borrowings and deferred consideration
Disclosure of detailed information about business combination [line items]
Payments related to the repurchased shares									€ 224,322,000
Super Group (SGHC) Limited | Public warrants | Sports Entertainment Acquisition Corp. (SEAC)
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares						22,499,986	22,499,986
Super Group (SGHC) Limited | Private warrants | Sports Entertainment Acquisition Corp. (SEAC)
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares						11,000,000	11,000,000